Earnings Per Share - Schedule of Reconciliation of Basic and Diluted of Earnings (loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator
Net earnings (loss) attributable to Coherent Corp.	$ 49,364	$ (156,154)	$ (259,458)
Deduct dividends	(129,926)	(123,357)	(144,212)
Net Loss Available to the Common Shareholders, Basic	(80,562)	(279,511)	(403,670)
Net Loss Available to the Common Shareholders, Diluted	$ (80,562)	$ (279,511)	$ (403,670)
Denominator
Diluted weighted average common shares (in shares)	154,755	151,642	137,578
Basic loss per common share (in usd per share)	$ (0.52)	$ (1.84)	$ (2.93)
Diluted loss per common share (in usd per share)	$ (0.52)	$ (1.84)	$ (2.93)
Series A Mandatory Convertible Preferred Stock
Numerator
Deduct dividends	$ 0	$ 0	$ (27,600)
Series B Convertible Preferred Stock
Numerator
Deduct dividends	$ (129,926)	$ (123,357)	$ (116,612)